INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT AT FAIR VALUE	As of December 31, 2023, and 2022, other investments value consist of:

	As of December 31,
	2023	2022
		As restated
Investments in YouGo World	$28,698	$28,698
	$28,698	$28,698

SCHEDULE OF INVESTMENT IN JOINT VENTURE	As of December 31, 2023, and 2022, investments in joint venture consists of:
	As of December 31,
	2023	2022
		As restated
Investments in Health 360 Pte Ltd	$379	$373
	$379	$373